SCUDDER
                                                                     INVESTMENTS




Scudder RREEF Real Estate Securities Fund

Classes A, B and C

Supplement to Prospectus Dated September 3, 2002

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The following replaces the average annual total returns shown for Class C under
The Fund's Performance History. Performance for Class C has been further adjusted to reflect a 1% up-front sales charge implemented effective February 3, 2003.


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Average Annual Total Returns (%) as of 12/31/2001
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Class C (Return before Taxes)                          1 Year    Since Inception
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Scudder RREEF Real Estate Securities Fund                11.89        19.96*
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*  Since December 1, 1999.

The following replaces the fee and expense information shown for Class C shares of the fund under How Much Investors Pay:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

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Fee Table                                                               Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On Purchases (% of offering price)   1.00%
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Maximum Contingent Deferred Sales Charge                                 1.00%
(Load) (% of redemption proceeds)
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                                           0.65%
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Distribution/Service (12b-1) Fee                                         1.00%
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Other Expenses*                                                          0.49%
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Total Annual Operating Expenses                                          2.14%
(before fee waivers and/or expense reimbursements)
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Less Expense Waiver**                                                    0.14%
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Net Annual Fund Operating Expenses (after waiver)                        2.00%
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*  Estimated since no Class C shares were issued as of the Fund's fiscal year end.

** Until August 30, 2004, the Advisor has contractually agreed to maintain the expenses of Class C shares at no more than 2.00% of average daily net assets.


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Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example+                           1 Year      3 Years     5 Years     10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class C shares                       $401         $735      $1,211       $2,522
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Expenses, assuming you kept your shares
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Class C shares                       $301         $735      $1,211       $2,522
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+  For the first 24 months, the expense example takes into account fee waivers and/or expense reimbursements.

The following supplements the relevant disclosure in the fund's prospectus relating to Class C shares:

Effective February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in the fund's currently effective prospectus. The up-front sales charge does not apply to reinvested dividends or distributions.

       Front-end Sales Charge as a              Front-end Sales Charge as a
           % of offering price                   % of your net investment
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                  1.00%                                    1.01%
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You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.

February 1, 2003